Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2011
Available-for-sale securities
Schedule of available-for-sale securities

	December 31, 2011			December 31, 2010			December 31, 2009
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$12	$—	$12	$14	$—	$14
Other U.S. and non-U.S. government bonds	90	2	92	76	1	77	65	—	65

Corporate bonds
Corporate bonds	542	30	572	481	30	511	455	20	475
Asset-backed securities	112	(1)	111	136	—	136	141	(7)	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	297	13	310	258	15	273	295	13	308
Residential mortgage-backed securities	33	(3)	30	43	(3)	40	61	(10)	51
Commercial mortgage-backed securities	142	3	145	164	4	168	175	(13)	162

Equity securities
Large capitalization value	127	21	148	100	22	122	76	13	89
Smaller company growth	22	7	29	23	8	31	19	5	24
Total	$1,375	$72	$1,447	$1,293	$77	$1,370	$1,301	$21	$1,322

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	51	1	—	—	51	1
Residential mortgage-backed securities	3	—	18	3	21	3
Commercial mortgage-backed securities	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1] Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$19	$—	$19	$4	$38	$4

Mortgage-backed debt securities
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Total	$38	$1	$70	$11	$108	$12

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$25	$—	$10	$1	$35	$1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Total	$55	$1	$199	$38	$254	$39

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Fair value of the available-for-sale debt securities, by contractual maturity

(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$69	$70
Due after one year through five years	479	493
Due after five years through ten years	152	171
Due after ten years	54	51
U.S. agency mortgage-backed securities	297	310
Residential mortgage-backed securities	33	30
Commercial mortgage-backed securities	142	145
Total debt securities — available-for-sale	$1,226	$1,270

Schedule of proceeds and gross gain and losses from the sale of available-for-sale securities

	Years Ended December 31,
(Millions of dollars)	2011	2010	2009
Proceeds from the sale of available-for-sale securities	$247	$228	$291
Gross gains from the sale of available-for-sale securities	$4	$10	$9
Gross losses from the sale of available-for-sale securities	$1	$1	$10